Schedule of Investments (unaudited) February 28, 2023	BlackRock Sustainable Advantage Large Cap Core Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.8%
Axon Enterprise, Inc.(a)	3,405	$682,055
HEICO Corp., Class A	7,207	937,991
Textron, Inc.	104,345	7,568,143

		9,188,189

Airlines — 0.0%
American Airlines Group, Inc.(a)	7,544	120,553

Auto Components — 0.4%
Aptiv PLC(a)	13,335	1,550,594
BorgWarner, Inc.	64,126	3,224,255
Visteon Corp.(a)	2,074	346,441

		5,121,290

Automobiles — 1.9%
General Motors Co.	129,330	5,010,244
Tesla, Inc.(a)	83,000	17,073,930

		22,084,174

Banks — 3.0%
Bank of America Corp.	241,894	8,296,964
Citigroup, Inc.	92,251	4,676,203
JPMorgan Chase & Co.	1,992	285,553
SVB Financial Group(a)	4,006	1,154,169
U.S. Bancorp	78,642	3,753,583
Wells Fargo & Co.	364,986	17,070,395

		35,236,867

Beverages — 2.1%
Brown-Forman Corp., Class B	21,328	1,383,547
Coca-Cola Europacific Partners PLC	60,663	3,336,465
PepsiCo, Inc.	118,748	20,606,341

		25,326,353

Biotechnology — 2.2%
AbbVie, Inc.	35,279	5,429,438
Amgen, Inc.	27,992	6,484,627
Biogen, Inc.(a)	4,030	1,087,536
Gilead Sciences, Inc.	86,647	6,977,683
Horizon Therapeutics PLC(a)	7,118	779,350
Incyte Corp.(a)	11,152	858,481
Neurocrine Biosciences, Inc.(a)	8,504	876,762
Regeneron Pharmaceuticals, Inc.(a)	1,167	887,410
Ultragenyx Pharmaceutical, Inc.(a)	26,673	1,186,682
United Therapeutics Corp.(a)	4,990	1,227,739

		25,795,708

Building Products — 0.6%
Johnson Controls International PLC	39,123	2,453,794
Owens Corning	26,830	2,623,706
Trane Technologies PLC	13,498	2,496,725

		7,574,225

Capital Markets — 3.4%
Bank of New York Mellon Corp.	162,454	8,265,660
Blackstone, Inc., Class A	2,538	230,450
Carlyle Group, Inc.	67,036	2,306,038
Cboe Global Markets, Inc.	28,713	3,622,719
CME Group, Inc., Class A	9,261	1,716,619
Coinbase Global, Inc., Class A(a)(b)	16,165	1,047,977
Goldman Sachs Group, Inc.	2,452	862,246
Invesco Ltd.	14,925	263,576

Security	Shares	Value

Capital Markets (continued)
LPL Financial Holdings, Inc.	11,099	$2,769,866
Nasdaq, Inc.	45,025	2,524,101
S&P Global, Inc.	48,698	16,615,758

		40,225,010

Chemicals — 1.3%
Albemarle Corp.	3,395	863,382
Ecolab, Inc.	24,859	3,961,779
FMC Corp.	57,617	7,441,236
Sherwin-Williams Co.	14,505	3,210,682

		15,477,079

Commercial Services & Supplies — 0.3%
Tetra Tech, Inc.	22,472	3,076,192

Communications Equipment — 0.4%
Juniper Networks, Inc.	170,161	5,237,556

Construction & Engineering — 1.1%
AECOM	153,940	13,294,258

Construction Materials — 0.0%
Vulcan Materials Co.	2,887	522,287

Consumer Finance — 1.9%
American Express Co.	94,518	16,445,187
Synchrony Financial	160,959	5,747,846

		22,193,033

Containers & Packaging — 0.0%
Crown Holdings, Inc.	4,256	368,187

Diversified Financial Services — 0.4%
Berkshire Hathaway, Inc., Class B(a)	14,349	4,379,028

Diversified Telecommunication Services — 1.4%
AT&T, Inc.	227,926	4,310,081
Verizon Communications, Inc.	321,581	12,480,558

		16,790,639

Electric Utilities — 0.9%
Edison International	147,962	9,796,564
Exelon Corp.	16,497	666,314
Hawaiian Electric Industries, Inc.	9,861	398,877

		10,861,755

Electrical Equipment — 0.1%
Acuity Brands, Inc.	5,046	978,722
Plug Power, Inc.(a)	15,311	227,675

		1,206,397

Electronic Equipment, Instruments & Components(a) — 0.9%
Flex Ltd.	455,429	10,365,564
Trimble, Inc.	4,673	243,276

		10,608,840

Entertainment(a) — 0.2%
Netflix, Inc.	2,661	857,188
ROBLOX Corp., Class A	13,247	485,370
Roku, Inc.	16,418	1,062,080
Warner Bros Discovery, Inc., Class A	10,274	160,480

		2,565,118

Equity Real Estate Investment Trusts (REITs) — 3.8%
Brixmor Property Group, Inc.	242,011	5,479,129
Equinix, Inc.	993	683,452
Equity Residential	153,594	9,602,697

1

Schedule of Investments (unaudited) (continued) February 28, 2023	BlackRock Sustainable Advantage Large Cap Core Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Hudson Pacific Properties, Inc.	16,301	$150,458
Kilroy Realty Corp.	4,955	178,479
Prologis, Inc.	136,076	16,791,779
SBA Communications Corp.	26,278	6,815,199
Simon Property Group, Inc.	42,525	5,191,877

		44,893,070

Food & Staples Retailing — 1.0%
Walmart, Inc.	84,524	12,013,396

Food Products — 1.5%
Archer-Daniels-Midland Co.	63,535	5,057,386
General Mills, Inc.	19,151	1,522,696
Hershey Co.	15,691	3,739,479
Kellogg Co.	117,669	7,759,094

		18,078,655

Gas Utilities — 0.2%
New Jersey Resources Corp.	41,617	2,123,716

Health Care Equipment & Supplies — 1.8%
Align Technology, Inc.(a)	2,260	699,470
Baxter International, Inc.	6,925	276,654
Boston Scientific Corp.(a)	325,456	15,205,304
Edwards Lifesciences Corp.(a)	10,167	817,833
Intuitive Surgical, Inc.(a)	3,400	779,926
Medtronic PLC	44,412	3,677,314
Shockwave Medical, Inc.(a)	1,511	287,453

		21,743,954

Health Care Providers & Services — 4.1%
AmerisourceBergen Corp.	1,602	249,207
Cardinal Health, Inc.	19,930	1,508,900
Cigna Group	13,546	3,956,787
CVS Health Corp.	169,859	14,190,021
Elevance Health, Inc.	34,824	16,355,788
Humana, Inc.	5,217	2,582,519
UnitedHealth Group, Inc.	21,973	10,457,830

		49,301,052

Health Care Technology(a) — 0.4%
Teladoc Health, Inc.	165,173	4,375,433
Veeva Systems, Inc., Class A	4,747	786,388

		5,161,821

Hotels, Restaurants & Leisure — 2.4%
Airbnb, Inc., Class A(a)	3,077	379,333
Caesars Entertainment, Inc.(a)	4,407	223,699
DraftKings, Inc., Class A(a)	8,836	166,647
McDonald’s Corp.	73,217	19,322,699
MGM Resorts International(a)	14,405	619,559
Starbucks Corp.	23,947	2,444,749
Travel & Leisure Co.	123,040	5,161,528
Yum! Brands, Inc.	1,752	222,784

		28,540,998

Household Durables — 0.4%
TopBuild Corp.(a)	8,143	1,690,406
Whirlpool Corp.	22,092	3,048,254

		4,738,660

Security	Shares	Value

Household Products — 1.4%
Colgate-Palmolive Co.	201,727	$14,786,589
Procter & Gamble Co.	15,750	2,166,570

		16,953,159

Independent Power and Renewable Electricity Producers — 0.6%
Clearway Energy, Inc., Class C	203,097	6,379,277
Sunnova Energy International, Inc.(a)	27,597	490,674

		6,869,951

Industrial Conglomerates — 0.4%
General Electric Co.	21,333	1,807,119
Honeywell International, Inc.	17,763	3,401,259

		5,208,378

Insurance — 2.5%
Allstate Corp.	12,992	1,673,110
Aon PLC, Class A	19,877	6,043,602
Marsh & McLennan Cos., Inc.	33,437	5,421,475
MetLife, Inc.	202,891	14,553,371
Travelers Cos., Inc.	9,234	1,709,398

		29,400,956

Interactive Media & Services(a) — 5.2%
Alphabet, Inc., Class A	327,457	29,490,777
Alphabet, Inc., Class C(b)	171,797	15,513,269
Match Group, Inc.	5,300	219,526
Meta Platforms, Inc., Class A	72,088	12,611,075
Pinterest, Inc., Class A	49,286	1,237,572
Snap, Inc., Class A	297,795	3,022,619

		62,094,838

Internet & Direct Marketing Retail — 2.6%
Amazon.com, Inc.(a)	225,779	21,275,155
eBay, Inc.	209,866	9,632,850

		30,908,005

IT Services — 3.7%
Accenture PLC, Class A	45,365	12,046,676
Cloudflare, Inc., Class A(a)	9,390	563,494
Cognizant Technology Solutions Corp., Class A	118,614	7,428,795
EPAM Systems, Inc.(a)	2,322	714,363
Gartner, Inc.(a)	7,886	2,585,110
Mastercard, Inc., Class A	30,447	10,817,515
MongoDB, Inc.(a)	2,185	457,801
PayPal Holdings, Inc.(a)(b)	119,024	8,760,166
Visa, Inc., Class A	5,057	1,112,236
Wix.com Ltd.(a)	1,226	110,990

		44,597,146

Life Sciences Tools & Services — 2.1%
Agilent Technologies, Inc.	84,602	12,010,946
Danaher Corp.	26,190	6,482,811
IQVIA Holdings, Inc.(a)	4,857	1,012,539
PerkinElmer, Inc.	13,003	1,619,784
Thermo Fisher Scientific, Inc.	6,506	3,524,690

		24,650,770

Machinery — 4.1%
Cummins, Inc.	27,985	6,802,594
Deere & Co.	39,735	16,658,501
Illinois Tool Works, Inc.	2,926	682,226
Otis Worldwide Corp.	101,260	8,568,621
PACCAR, Inc.	14,742	1,064,372

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) February 28, 2023	BlackRock Sustainable Advantage Large Cap Core Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Timken Co.	46,419	$3,966,504
Xylem, Inc.	111,095	11,403,902

		49,146,720

Media — 1.6%
Comcast Corp., Class A	145,609	5,412,287
Fox Corp., Class A	361,612	12,663,652
Fox Corp., Class B	4,598	148,285
Paramount Global, Class A(b)	8,093	198,926

		18,423,150

Metals & Mining — 0.6%
Commercial Metals Co.	26,286	1,360,301
Newmont Corp.	47,407	2,067,419
Steel Dynamics, Inc.	28,426	3,584,803

		7,012,523

Multiline Retail — 0.4%
Target Corp.	30,693	5,171,770

Multi-Utilities — 0.0%
Sempra Energy	2,421	363,053

Oil, Gas & Consumable Fuels — 3.7%
Chevron Corp.	142,638	22,931,911
ConocoPhillips	11,946	1,234,619
EOG Resources, Inc.	13,269	1,499,662
Exxon Mobil Corp.	130,057	14,294,565
Marathon Oil Corp.	55,031	1,384,030
Ovintiv, Inc.	24,572	1,050,945
Valero Energy Corp.	12,139	1,599,071
Williams Cos., Inc.	15,964	480,516

		44,475,319

Pharmaceuticals — 4.3%
Bristol-Myers Squibb Co.	176,196	12,150,476
Eli Lilly & Co.	1,351	420,458
Johnson & Johnson	117,383	17,990,119
Merck & Co., Inc.	81,495	8,658,029
Pfizer, Inc.	293,046	11,888,876

		51,107,958

Professional Services — 0.6%
Booz Allen Hamilton Holding Corp., Class A	26,088	2,471,316
KBR, Inc.	73,667	4,059,788
ManpowerGroup, Inc.	12,436	1,055,568

		7,586,672

Road & Rail — 0.6%
Lyft, Inc., Class A(a)	63,743	637,430
Ryder System, Inc.	6,660	652,081
Uber Technologies, Inc.(a)	157,236	5,229,669

		6,519,180

Semiconductors & Semiconductor Equipment — 4.7%
Advanced Micro Devices, Inc.(a)	51,941	4,081,524
Analog Devices, Inc.	59,839	10,978,661
Applied Materials, Inc.	37,944	4,407,196
Enphase Energy, Inc.(a)	16,545	3,483,219
First Solar, Inc.(a)	10,516	1,778,676
Intel Corp.	262,833	6,552,427
NVIDIA Corp.	99,227	23,036,540
QUALCOMM, Inc.	16,932	2,091,610

		56,409,853

Software — 10.2%
Adobe, Inc.(a)	38,529	12,481,470

Security	Shares	Value

Software (continued)
Asana, Inc., Class A(a)	11,519	$170,366
Autodesk, Inc.(a)	26,997	5,364,034
Coupa Software, Inc.(a)	2,394	193,914
DocuSign, Inc.(a)	19,717	1,209,638
Guidewire Software, Inc.(a)	7,615	534,649
HubSpot, Inc.(a)	3,928	1,519,586
Intuit, Inc.	17,485	7,119,542
Manhattan Associates, Inc.(a)	4,557	655,069
Microsoft Corp.	272,410	67,944,502
Rapid7, Inc.(a)	4,048	191,470
RingCentral, Inc., Class A(a)(b)	26,802	885,538
Salesforce, Inc.(a)	80,372	13,149,663
ServiceNow, Inc.(a)	9,616	4,155,747
Splunk, Inc.(a)(b)	22,636	2,320,190
Synopsys, Inc.(a)	2,658	966,874
VMware, Inc., Class A(a)	6,805	749,435
Workday, Inc., Class A(a)	10,950	2,030,896

		121,642,583

Specialty Retail — 2.6%
Best Buy Co., Inc.	67,023	5,570,281
Gap, Inc.	19,057	247,932
Home Depot, Inc.	66,361	19,678,691
Lowe’s Cos., Inc.	20,915	4,303,261
TJX Cos., Inc.	10,496	803,994

		30,604,159

Technology Hardware, Storage & Peripherals — 7.4%
Apple, Inc.	443,944	65,441,785
Dell Technologies, Inc., Class C	126,056	5,122,916
Hewlett Packard Enterprise Co.	717,462	11,199,582
HP, Inc.	206,950	6,109,164

		87,873,447

Textiles, Apparel & Luxury Goods — 1.0%
Deckers Outdoor Corp.(a)	4,175	1,738,261
Lululemon Athletica, Inc.(a)	25,769	7,967,775
NIKE, Inc., Class B	14,319	1,700,954
Ralph Lauren Corp.	1,524	180,121
Under Armour, Inc., Class A(a)	39,289	390,140

		11,977,251

Trading Companies & Distributors — 0.2%
SiteOne Landscape Supply, Inc.(a)	3,360	498,423
W.W.Grainger, Inc.	2,212	1,478,567

		1,976,990

Total Long-Term Investments — 99.4% (Cost: $1,156,479,243)		1,184,821,891

3

Schedule of Investments (unaudited) (continued) February 28, 2023	BlackRock Sustainable Advantage Large Cap Core Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 1.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 4.41%(c)(d)	5,178,411	$5,178,411
SL Liquidity Series, LLC, Money Market Series, 4.75%(c)(d)(e)	8,060,586	8,063,004

Total Short-Term Securities — 1.1% (Cost: $13,240,520)		13,241,415

Total Investments — 100.5% (Cost: $1,169,719,763)		1,198,063,306

Liabilities in Excess of Other Assets — (0.5)%		(5,482,775)

Net Assets — 100.0%		$1,192,580,531

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/22	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class	$8,540,763	$—		$(3,362,352	)(a)	$—	$—	$5,178,411	5,178,411	$385,741		$—
SL Liquidity Series, LLC, Money Market Series	413,838	7,648,451	(a)	—		(152)	867	8,063,004	8,060,586	3,826	(b)	—

						$(152)	$867	$13,241,415		$389,567		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	29	03/17/23	$5,764	$(117,196)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) February 28, 2023	BlackRock Sustainable Advantage Large Cap Core Fund

Fair Value Hierarchy as of Period End (continued)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$1,184,821,891	$—	$—	$1,184,821,891
Short-Term Securities
Money Market Funds	5,178,411	—	—	5,178,411

	$1,190,000,302	$—	$—	1,190,000,302

Investments Valued at NAV(a)				8,063,004

				$1,198,063,306

Derivative Financial Instruments(b)
Liabilities
Equity Contracts	$(117,196)	$—	$—	$(117,196)

(a)	Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

S&P	Standard & Poor’s

5